Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of financial asset and liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		£ 15,881	£ 18,649
Loans and advances to banks		17,109	10,784
Loans and advances to customers		72,614	91,177
Reverse repurchase agreements		53,949	54,448
Financial investments		32,604	41,300
Other financial assets		55,797	39,054
Assets held for sale	[1]	21,214	9
Financial assets		269,168	255,421
Deposits by banks		20,836	32,188
Customer accounts		215,948	205,241
Repurchase agreements – non-trading		32,901	27,259
Financial liabilities designated at fair value		27,287	33,608
Debt securities in issue		7,268	9,428
Other financial liabilities		66,356	42,885
Subordinated liabilities		14,528	12,488
Liabilities of disposal groups held for sale	[1]	24,711	0
Financial liabilities		409,835	363,097
2023: Annual average growth rate
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,391	3,225
Loans and advances to banks		15,867	8,841
Loans and advances to customers		38,405	40,837
Reverse repurchase agreements		52,324	53,079
Financial investments		7,201	6,748
Other financial assets		55,369	38,851
Assets held for sale		4,174	9
Financial assets		174,731	151,590
Deposits by banks		18,674	19,439
Customer accounts		215,562	204,973
Repurchase agreements – non-trading		32,486	27,252
Financial liabilities designated at fair value		16,281	16,329
Debt securities in issue		6,149	7,840
Other financial liabilities		65,108	41,131
Subordinated liabilities		142	8
Liabilities of disposal groups held for sale		21,621	0
Financial liabilities		376,023	316,972
Due after more than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		14,490	15,424
Loans and advances to banks		1,242	1,943
Loans and advances to customers		34,209	50,340
Reverse repurchase agreements		1,625	1,369
Financial investments		25,403	34,552
Other financial assets		428	203
Assets held for sale		17,040	0
Financial assets		94,437	103,831
Deposits by banks		2,162	12,749
Customer accounts		386	268
Repurchase agreements – non-trading		415	7
Financial liabilities designated at fair value		11,006	17,279
Debt securities in issue		1,119	1,588
Other financial liabilities		1,248	1,754
Subordinated liabilities		14,386	12,480
Liabilities of disposal groups held for sale		3,090	0
Financial liabilities		£ 33,812	£ 46,125

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 175.